Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2024
Condensed Financial Information of the Parent Company [Abstract]
Condensed financial information of the parent company
17.	Condensed financial information of the parent company

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for The Company to disclose the financial statements for the parent Company.

Condensed Balance Sheets

	As of December 31,
	2022	2023	2024
	RMB	RMB	RMB
ASSETS
Investment in subsidiaries	13,918	57,553	65,097
Total assets	13,918	57,553	65,097

LIABILITIES
Investment deficit in subsidiaries	-	-	-
Total liabilities	-	-	-

Shareholders’ equity
Class A ordinary shares (par value of US$0.000025 per share; 80,000,000 Class A ordinary shares authorized, 21,791,187 and 22,500,000 Class A ordinary shares issued and outstanding as of December 31, 2023 and 2024, respectively)*	4	4	4
Class B ordinary shares (par value of US$0.000025 per share; 1,920,000,000 Class B ordinary shares authorized, 123,354,611 and 127,500,000 Class B ordinary shares issued and outstanding as of December 31, 2023 and 2024, respectively)*	21	22	23
Additional paid-in capital	168,162	218,284	220,285
Accumulated deficit	(154,269)	(160,757)	(155,215)
Total shareholders’ equity	13,918	57,553	65,097
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	13,918	57,553	65,097

*	Ordinary shares and shares data are presented on a retroactive basis to reflect the reorganization (Note 1(b)) and the Share Subdivision and the Share Surrender implemented on July 15, 2024 (Note 13).

Condensed Statements of operations and comprehensive income

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Operating (loss) income:
Equity in loss of subsidiaries	(13,645)	(6,209)	5,542
Loss before income tax expense	(13,645)	(6,209)	5,542
Income tax expense	-	-	-
Net (loss) income	(13,645)	(6,209)	5,542

Condensed Statements of Cash Flows

For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cash flows from operating activities:
Net (loss) income	(13,645)	(6,209)	5,542
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Equity in loss (profit) of subsidiaries	13,645	6,209	(5,542)
Net cash provided by operating activities	-	-	-
Net cash provided by investing activities	-	-
Net cash provided by financing activities	-	-	-
Net increase in cash and cash equivalents	-	-	-
Cash and cash equivalents at beginning of year	-	-	-
Cash and cash equivalents at end of year	-	-	-